Cover Page	12 Months Ended
May 31, 2024
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	CYTODYN INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001175680
Amendment Flag	false